UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   Trinity Hall
           43 Cedar Avenue, P.O. Box HM 2905
           Hamilton, Bermuda HM LX


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:     $ 1,433,132
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE


                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Amphenol Corp Cl A              COM               032095101    61949  1644080 SH       SOLE                1644080
Apollo Group Inc Cl A           COM               037604105      442     6000 SH       SOLE                   6000
Automatic Data Processing Inc   COM               053015103    85198  2167900 SH       SOLE                2167900
Becton Dickinson & Co           COM               075887109   105513  1512736 SH       SOLE                1512736
Boeing Co                       COM               097023105      541    10000 SH       SOLE                  10000
Chipotle Mexican Grill Inc Cl B COM               169656204    45998   552728 SH       SOLE                 552728
Google Inc Cl A                 COM               38259p508    45482    91725 SH       SOLE                  91725
Infosys Technologies Ltd Sp ADR ADR               456788108     1050    21660 SH       SOLE                  21660
Johnson & Johnson               COM               478160104      681    11185 SH       SOLE                  11185
Kellogg Co                      COM               487836108     9776   198578 SH       SOLE                 198578
Mastercard Inc Cl A             COM               57636q104   105510   521939 SH       SOLE                 521939
McAfee Inc                      COM               579064106    70466  1609174 SH       SOLE                1609174
MSCI Inc Cl A                   COM               55354g100    56428  1905064 SH       SOLE                1905064
Northern Trust Corp             COM               665859104      472     8110 SH       SOLE                   8110
Paychex Inc                     COM               704326107      233     8020 SH       SOLE                   8020
PepsiCo Inc                     COM               713448108    85464  1456933 SH       SOLE                1456933
Polo Ralph Lauren Corp Cl A     COM               731572103    72940   951968 SH       SOLE                 951968
Praxair Inc                     COM               74005p104    69718   853448 SH       SOLE                 853448
Procter & Gamble Co             COM               742718109    90180  1556982 SH       SOLE                1556982
Qualcomm Inc                    COM               747525103    81445  1810696 SH       SOLE                1810696
Sap AG Sp ADR                   ADR               803054204      200     4100 SH       SOLE                   4100
Schwab Charles Corp             COM               808513105    88712  4632457 SH       SOLE                4632457
Staples Inc                     COM               855030102    70480  3035305 SH       SOLE                3035305
Stericycle Inc                  COM               858912108    48115   993298 SH       SOLE                 993298
Target Corp                     COM               87612e106    69144  1481233 SH       SOLE                1481233
Techne Corp                     COM               878377100      288     4600 SH       SOLE                   4600
United Technologies Corp        COM               913017109    57869   949754 SH       SOLE                9497540
Visa Inc Cl A                   COM               92826c839    55023   796162 SH       SOLE                 796162
Weyerhaeuser Co                 COM               962166104      403    11000 SH       SOLE                  11000
Yum Brands Inc                  COM               988498101    53412  1582115 SH       SOLE                1582115